Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%

Corporate — 0.4%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,920	$1,949,977

New York — 141.8%

Corporate — 2.8%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	7,385	8,453,676
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	205	194,951
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,895	1,989,337
AMT, 5.00%, 10/01/40	500	510,727
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,755	1,479,186

		12,627,877

County/City/Special District/School District — 26.5%
Battery Park City Authority, RB, Sustainability Bonds, 4.00%, 11/01/44	4,605	4,639,045
City of New York, GO
Series A-1, 4.00%, 09/01/46	2,695	2,620,060
Series D-1, 5.50%, 05/01/46	1,360	1,554,185
Series F-1, 4.00%, 03/01/47	2,730	2,625,632
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,108,474
Sub-Series D-1, 5.00%, 08/01/31	1,300	1,305,238
Sub-Series E1, 4.00%, 04/01/45	2,880	2,829,949
City of New York, Refunding GO
Series E, 5.50%, 08/01/25	2,685	2,700,935
Series E, 5.00%, 08/01/32	2,040	2,048,225
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	1,932,967
Series A, 4.25%, 04/01/52	5,000	5,045,350
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/49	4,235	4,127,190
Series B, (AGM), 5.00%, 04/01/40	2,155	2,370,196
Erie County Industrial Development Agency, Refunding RB
Series A, (SAW), 5.00%, 05/01/28	750	794,418
Series A, (SAW), 5.00%, 05/01/29	4,060	4,300,579
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	450	389,075
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	685	639,944
New York City Industrial Development Agency, RB(b)
(AGC), 0.00%, 03/01/39	5,000	2,471,320
(AGC), 0.00%, 03/01/43	4,330	1,726,652
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	4,395	4,193,586
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A1, 5.00%, 08/01/40	1,025	1,103,086
Series A-1, 5.00%, 11/01/38	1,000	1,012,427
Series B-1, 5.00%, 08/01/45	4,425	4,634,130
Sub-Series A-3, 4.00%, 08/01/43	3,320	3,292,228
Sub-Series B1, 5.00%, 11/01/35	2,510	2,565,541
Sub-Series B1, 5.00%, 11/01/36	1,690	1,729,286
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,183,196
Sub-Series E-1, 5.00%, 02/01/43	3,725	3,880,802

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series A-2, Subordinate, 5.00%, 08/01/39	$4,105	$4,359,666
Series C, Subordinate, 4.00%, 05/01/45	2,725	2,689,177
Series F-1, Subordinate, 5.00%, 02/01/44	430	471,348
New York Convention Center Development Corp., RB, CAB(b)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	990,618
Series B, Sub Lien, 0.00%, 11/15/47	6,740	1,846,935
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,001,892
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,825	1,298,880
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	7,370	7,526,841
5.00%, 11/15/45	13,995	14,235,826
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(c)	6,110	5,894,836
Series A, 3.00%, 11/15/51	4,805	3,481,112
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,400	1,250,019
Series A, (SAW), 2.00%, 07/15/35	830	717,485
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(d)	750	753,423
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,281,869

		120,623,643

Education — 17.6%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	880	671,180
4.00%, 07/01/51	915	625,129
Build NYC Resource Corp., RB, 5.75%, 06/01/52(c)	1,000	1,009,030
Build NYC Resource Corp., Refunding RB 4.00%, 08/01/42	975	964,572
Series A, 5.00%, 06/01/43	525	537,608
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	685	719,499
5.00%, 07/01/48	1,030	1,069,369
5.00%, 07/01/52	1,635	1,723,707
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,180	1,237,581
4.00%, 07/01/46	2,235	2,159,001
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	844,753
Series B, 5.00%, 07/01/43	2,940	3,037,808
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(d)	1,440	1,444,337
Series A, 4.00%, 07/01/39	500	502,953
Series A, 4.00%, 07/01/50	14,560	13,896,384
New York State Dormitory Authority, RB 1st Series, (AMBAC), 5.50%, 07/01/40	4,580	5,707,642
Series A, 5.00%, 07/01/46	490	495,926
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	2,130	2,158,048
Series A, 5.25%, 07/01/23(d)	12,930	12,974,169
Series A, 5.00%, 07/01/35	1,380	1,444,631
Series A, 4.00%, 07/01/37	240	241,082
Series A, 5.00%, 07/01/38	1,475	1,567,260

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 07/01/43	$2,520	$2,585,833
Series A, 5.00%, 07/01/48	6,900	7,074,901
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 12/01/38	1,835	2,028,464
5.00%, 12/01/39	3,215	3,541,834
4.00%, 12/01/47	2,200	2,131,100
Troy Capital Resource Corp., Refunding RB 5.00%, 09/01/35	550	604,636
4.00%, 09/01/40	985	972,761
Trust for Cultural Resources of The City of New York, Refunding RB 5.00%, 08/01/23	2,000	2,009,076
Series A, 5.00%, 07/01/37	2,265	2,319,634
Series A, 5.00%, 07/01/41	825	841,432
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	380	363,388
Series A, 5.00%, 10/15/50	645	589,696

		80,094,424

Health — 7.3%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,367,535
Class A, 5.50%, 07/01/47	920	817,738
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,830,880
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	215,404
Monroe County Industrial Development Corp., RB 4.00%, 12/01/41	800	703,743
5.00%, 12/01/46	375	375,022
Series A, 5.00%, 12/01/32	830	830,665
Series A, 5.00%, 12/01/37	350	350,124
Monroe County Industrial Development Corp., Refunding RB 4.00%, 12/01/38	1,450	1,333,836
4.00%, 12/01/39	525	479,294
4.00%, 12/01/46	3,805	3,235,738
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,000,215
Series D, 4.25%, 05/01/39	300	300,065
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/45	460	303,563
4.00%, 07/01/47	3,250	3,121,976
4.25%, 05/01/52	4,355	4,133,444
5.00%, 05/01/52	4,650	4,893,237
Series A, 5.00%, 05/01/32	3,525	3,681,499
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	3,070	2,439,840
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	625	640,724

Security	Par (000)	Value

Health (continued)
Westchester County Local Development Corp., Refunding RB(c) 5.00%, 07/01/41	$610	$495,524
5.00%, 07/01/56	680	497,430

		33,047,496

Housing — 9.2%
New York City Housing Development Corp., RB, M/F Housing
Class F-1, 4.60%, 11/01/42	275	278,141
Series B-1, 5.00%, 07/03/23(d)	1,675	1,680,045
Series B-1, 5.25%, 07/03/23(d)	6,865	6,888,451
Series E-1, 4.20%, 11/01/42	1,080	1,056,701
Series G-1, 3.90%, 05/01/45	550	491,254
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	560	473,225
New York City Housing Development Corp., Refunding RB, M/F Housing Sustainability Bonds, 3.85%, 05/01/58	2,084	1,744,951
Series B-1-A, Sustainability Bonds, 3.75%, 11/01/54	1,615	1,335,083
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC, FNMA, GNMA, SONYMA), 4.00%, 11/01/42	1,045	966,875
Series B-1, 4.85%, 11/01/48	1,525	1,543,817
Series D, (SONYMA), 3.80%, 11/01/49	2,050	1,714,292
Series E, (SONYMA), 3.80%, 11/01/49	1,130	944,162
Series H, (FNMA, SONYMA), 4.15%, 11/01/43	1,650	1,541,016
Series H, (FNMA, SONYMA), 4.20%, 11/01/48	1,095	989,745
Series I, (FNMA, SONYMA), 4.05%, 11/01/48	1,210	1,072,311
Series A, AMT, 4.65%, 11/15/38	1,500	1,500,180
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39	2,415	2,246,894
State of New York Mortgage Agency, RB, S/F Housing 250th Series, (SONYMA), 4.80%, 10/01/48	3,960	4,002,463
Series 239, (SONYMA), 2.70%, 10/01/47	1,630	1,308,176
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,040	1,031,263
Series 218, AMT, 3.85%, 04/01/38	125	125,014
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,680	1,653,283
Series 231, 2.50%, 10/01/46	3,555	2,438,268
Series 194, AMT, 3.80%, 04/01/28	2,485	2,484,940
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	2,445	2,446,538

		41,957,088

State — 13.2%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, Subordinate, (SAW), 4.00%, 07/15/35	1,130	1,203,012
Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	6,070	6,182,240
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,970	4,284,210
Series A, 5.00%, 03/15/39	1,610	1,732,040
Series A, 5.00%, 03/15/40	4,580	4,854,081
Series A, 5.00%, 03/15/44	8,025	8,498,876

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Dormitory Authority, RB (continued)
Series B, 5.00%, 03/15/39	$2,280	$2,422,204
Series C, 4.00%, 03/15/45	3,900	3,910,187
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/40	3,550	3,826,492
Series B, 5.00%, 02/15/37	2,130	2,301,505
Series B, 4.00%, 02/15/46	2,835	2,751,844
New York State Thruway Authority, RB, 5.00%, 03/15/53	1,325	1,436,658
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	6,400	6,242,541
Series A, 3.00%, 03/15/50	3,855	2,945,871
Series C, 5.00%, 03/15/32	2,000	2,003,040
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	5,500	5,414,436

		60,009,237

Tobacco — 3.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB 4.75%, 06/01/39	2,190	2,180,386
5.00%, 06/01/48	820	741,004
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	2,460	2,319,162
Series A-2B, 5.00%, 06/01/51	800	745,070
Series B, 5.00%, 06/01/41	655	666,392
Niagara Tobacco Asset Securitization Corp., Refunding RB 5.25%, 05/15/34	1,650	1,673,059
5.25%, 05/15/40	2,250	2,274,748
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	310	321,539
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,540	2,506,081

		13,427,441

Transportation — 38.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,795	2,895,377
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	1,525	1,591,800
Series A, (AGM), 4.00%, 02/15/47	2,760	2,688,775
Metropolitan Transportation Authority, RB
Series A, 5.00%, 05/15/23(d)	1,000	1,000,659
Series A-1, 5.25%, 11/15/23(d)	5,405	5,466,250
Series A-1, 4.00%, 11/15/45	1,125	1,053,753
Series E, 5.00%, 11/15/38	7,785	7,836,677
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/45	3,490	3,826,446
Series A, (AGM), 4.00%, 11/15/46	1,035	1,015,905
Series C-1, 4.75%, 11/15/45	1,795	1,816,836
Series C-1, 5.00%, 11/15/56	2,350	2,378,980
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,502,353
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,674,131
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	930	929,998
New York Liberty Development Corp., Refunding RB
Series 1, 2.25%, 02/15/41	5,700	4,273,142
Series 1, 3.00%, 02/15/42	1,110	882,705
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/43	6,420	6,447,619

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, RB (continued)
Series N, 4.00%, 01/01/44	$2,750	$2,739,404
Series A, Junior Lien, 5.00%, 01/01/36	1,715	1,802,558
New York State Thruway Authority, Refunding RB
Series K, 5.00%, 01/01/29	2,225	2,306,112
Series K, 5.00%, 01/01/31	1,500	1,554,752
Series L, 5.00%, 01/01/35	970	1,070,385
Series B, Subordinate, 4.00%, 01/01/45	5,945	5,724,143
Series B, Subordinate, 4.00%, 01/01/50	3,240	3,068,342
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	1,595	1,723,616
AMT, 5.00%, 12/01/36	1,500	1,601,026
AMT, 5.00%, 12/01/39	950	998,129
Series A, AMT, 5.00%, 07/01/46	9,945	9,841,353
Series A, AMT, 5.25%, 01/01/50	4,675	4,686,655
New York Transportation Development Corp., RB, AMT, 4.00%, 10/31/46	1,815	1,580,716
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	133,523
AMT, 5.00%, 04/01/35	110	116,935
AMT, 5.00%, 04/01/36	120	126,965
AMT, 5.00%, 04/01/37	140	147,247
AMT, 5.00%, 04/01/38	70	73,441
AMT, 5.00%, 04/01/39	95	99,610
Port Authority of New York & New Jersey, ARB
Series 221, AMT, 4.00%, 07/15/39	4,925	4,848,121
Series 221, AMT, 4.00%, 07/15/55	8,850	8,081,599
Port Authority of New York & New Jersey, Refunding ARB 5.00%, 10/15/47	1,000	1,045,815
179th Series, 5.00%, 12/01/38	1,390	1,406,623
183th Series, 4.00%, 06/15/44	1,500	1,502,468
194th Series, 5.25%, 10/15/55	3,895	4,025,755
205th Series, 5.00%, 11/15/47	4,000	4,207,552
AMT, 5.00%, 01/15/47	765	815,546
177th Series, AMT, 4.00%, 01/15/43	735	714,755
178th Series, AMT, 5.00%, 12/01/43	750	754,221
186th Series, AMT, 5.00%, 10/15/44	1,000	1,013,212
195th Series, AMT, 5.00%, 04/01/36	1,500	1,557,417
Series 178th, AMT, 5.00%, 12/01/33	1,140	1,150,697
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,466,226
Series A, 4.13%, 05/15/53	1,980	1,931,480
Series A, 5.00%, 05/15/53	3,955	4,291,804
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	5,036,098
Series A, 5.00%, 11/15/49	1,185	1,270,939
Series A, 5.00%, 11/15/56	6,670	7,116,670
Series B, 5.00%, 11/15/40	1,010	1,051,833
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/45	510	539,795
Series A, 5.25%, 11/15/45	1,460	1,508,538
Series A, 5.00%, 11/15/50	6,115	6,244,571
Series A, 4.00%, 05/15/51	1,365	1,346,216
Series A, 5.00%, 05/15/57	1,360	1,464,882
Series A-1, 5.00%, 05/15/51	2,750	2,982,116
Series C, 5.00%, 11/15/37	1,050	1,142,865

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, 5.00%, 05/15/47	$2,135	$2,353,788
Series C, 4.13%, 05/15/52	4,900	4,912,176
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(b)	9,700	7,308,271

		175,768,367

Utilities — 23.5%
Long Island Power Authority, RB
5.00%, 09/01/35	2,000	2,229,746
5.00%, 09/01/36	975	1,066,963
5.00%, 09/01/37	3,825	4,176,892
5.00%, 09/01/47	1,625	1,706,931
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	976,205
New York City Municipal Water Finance Authority, RB
Series AA-1, 4.00%, 06/15/51	1,365	1,331,934
Series AA-1, 5.25%, 06/15/52	5,350	5,988,084
Series BB-1, 3.00%, 06/15/50	2,730	2,115,622
Series CC-1, 4.00%, 06/15/52	6,600	6,425,305
Series DD, 5.00%, 06/15/47	2,750	2,866,740
Series GG, 5.00%, 06/15/48	1,160	1,250,024
New York City Municipal Water Finance Authority, Refunding RB 5.00%, 06/15/38	1,390	1,485,533
Series BB-1, 5.00%, 06/15/44	2,205	2,420,426
Series DD, 4.13%, 06/15/47	3,960	3,910,346
Series DD, 5.00%, 06/15/47	3,860	4,242,754
Series GG, 5.00%, 06/15/39	5,090	5,297,336
Series HH, 5.00%, 06/15/39	3,000	3,119,265
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	9,875	9,458,601
Series A, 4.00%, 11/15/55	8,545	8,085,963
Series A, 4.00%, 11/15/60	560	516,939
New York State Environmental Facilities Corp., RB 5.00%, 08/15/41	1,370	1,440,025
Series B, 5.00%, 03/15/45	5,145	5,274,520
New York State Environmental Facilities Corp., Refunding RB 5.00%, 06/15/51	2,200	2,389,345
Series A, 5.00%, 06/15/40	4,275	4,487,874
Series A, 5.00%, 06/15/45	18,920	19,451,444
Rockland County Solid Waste Management Authority, RB, Series A, AMT, 4.00%, 12/15/46	1,535	1,427,462
Utility Debt Securitization Authority, Refunding RB, Series A, Restructured, 5.00%, 12/15/35	3,500	3,768,240

		106,910,519

Total Municipal Bonds in New York		644,466,092

Puerto Rico — 5.0%

State — 5.0%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	724	679,721
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(b)	10,409	2,830,342
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	1,042	1,002,053

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$123	$113,925
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,280,010
Series B-1, Restructured, 4.75%, 07/01/53	746	697,451
Series B-1, Restructured, 5.00%, 07/01/58	9,024	8,686,241
Series B-2, Restructured, 4.33%, 07/01/40	7,120	6,605,003
Series B-2, Restructured, 4.78%, 07/01/58	722	670,025

Total Municipal Bonds in Puerto Rico		22,564,771

Total Municipal Bonds — 147.2% (Cost: $668,819,830)		668,980,840

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 8.7%

County/City/Special District/School District — 0.8%
City of New York, GO, Sub-Series 1-I, 5.00%, 03/01/36	3,500	3,560,232

Education — 2.4%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,632,045

Housing — 0.9%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	4,280	4,195,537

Transportation — 3.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,740,917
Port Authority of New York & New Jersey, Refunding ARB, AMT, 231st Series, 5.50%, 08/01/47(f)	3,807	4,241,490
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,000	5,012,425

		14,994,832

Utilities — 1.3%
City of New York, GO, Series B, 5.25%, 10/01/47	5,395	6,029,526

Total Municipal Bonds in New York		39,412,172

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.7% (Cost: $37,972,718)		39,412,172

Total Long-Term Investments — 155.9% (Cost: $706,792,548)		708,393,012

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds New York Money Fund Portfolio, 3.34%(g)(h)	2,860,066	$2,860,066

Total Short-Term Securities — 0.6% (Cost: $2,860,066)		2,860,066

Total Investments — 156.5% (Cost: $709,652,614)		711,253,078

Other Assets Less Liabilities — 2.3%		10,094,889

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.3)%		(19,511,367)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.5)%		(247,473,942)

Net Assets Applicable to Common Shares — 100.0%		$454,362,658

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2030, is $2,644,888.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$—	$2,860,190	(a)	$—	$(124)	$—	$2,860,066	2,860,066	$101,608	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	81	06/21/23	$9,352	$(294,109)
U.S. Long Bond	143	06/21/23	18,858	(722,178)
5-Year U.S. Treasury Note	100	06/30/23	10,995	(267,905)

				$(1,284,192)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$668,980,840	$—	$668,980,840
Municipal Bonds Transferred to Tender Option Bond Trusts	—	39,412,172	—	39,412,172
Short-Term Securities
Money Market Funds	2,860,066	—	—	2,860,066

	$2,860,066	$708,393,012	$—	$711,253,078

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,284,192)	$—	$—	$(1,284,192)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(19,375,847)	$—	$(19,375,847)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(267,075,847)	$—	$(267,075,847)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

MTA	Month Treasury Average

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

S C H E D U L E O F I N V E S T M E N T S	6